PGIM US Real Estate Fund Average Annual Total Returns		12 Months Ended	20 Months Ended		60 Months Ended	103 Months Ended		120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	[1],[2]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88% [1]	17.85%		14.42%	14.82%	[3]	14.82%
FTSE NAREIT Equity REITs Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.88%			6.63%	5.59%	[3]	5.70%
A
Prospectus [Line Items]
Average Annual Return, Percent		(3.38%)			6.19%			6.19%
C
Prospectus [Line Items]
Average Annual Return, Percent		0.45%			6.58%			5.99%
Z
Prospectus [Line Items]
Average Annual Return, Percent		2.48%			7.67%			7.06%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.63%			6.23%			5.19%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.46%			5.45%			4.82%
R6
Prospectus [Line Items]
Average Annual Return, Percent		2.55%			7.69%	7.48%
Performance Inception Date	May 25, 2017

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.